Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Summary of inventories

	2019 US$m	2018 US$m
Raw materials and purchased components	675	734
Consumable stores	925	862
Work in progress	1,066	1,026
Finished goods and goods for resale	936	977
Total inventories	3,602	3,599
Comprising:
Expected to be used within one year	3,463	3,447
Expected to be used after more than one year	139	152
Total inventories	3,602	3,599